Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
Munder International Small-Cap Fund Prospectus | Munder International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Munder International Small-Cap Fund Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES & EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 9 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The advisor pursues long-term growth of capital in the Fund by investing primarily in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) of companies in countries represented in the S&P® Developed ex-U.S. SmallCap Index, but may also invest in companies from other countries, including emerging market countries. The S&P® Developed ex-U.S. SmallCap Index consists of the bottom 15% (based on market capitalization) of companies from each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 26 developed countries with float-adjusted market capitalizations of at least US$100 million and annual dollar value traded of at least US$50 million.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. With respect to each country in which the Fund invests, a small-capitalization company means any company with a market capitalization that is within such country’s smallest 15% based on market capitalization. The Fund may, however, also invest in equity securities of larger companies.

The advisor employs a bottom-up investment approach that emphasizes individual stock selection. The advisor’s investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P® Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

Fund investment allocation to countries and sectors tends to closely approximate the country and sector allocations of the S&P® Developed ex-U.S. SmallCap Index, which concentrates its exposure in one or more countries, regions or sectors. The Fund will, however, be invested in a minimum of ten countries.

		From time to time, the advisor will use futures contracts and/or exchange-traded funds (ETFs) to manage cash.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Foreign Securities Risk
Foreign securities, particularly those from emerging market countries, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

Growth Investing Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Small Company Stock Risk
Small companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. Prices of small companies tend to be more volatile than those of larger companies and small issuers may be subject to greater degrees of changes in their earnings and prospects. Since small company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Geographic Focus Risk
The Fund may invest a substantial portion of its assets within one or more countries or geographic regions. When the Fund focuses its investments in a country or countries, it is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting those countries. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a country or countries.

Derivatives Risk
Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices.

ETF Risk
ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the Fund’s performance and by showing the Fund’s average annual total returns for one-year and since inception periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,www.munderfunds.com, or by calling (800) 468-6337.

		The annual return in the bar chart is for the Fund’s Class Y shares, its least expensive class offered to a broad array of investors. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the Fund’s performance and by showing the Fund’s average annual total returns for one-year and since inception periods compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 468-6337
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.munderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN (%) per calendar year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	YTD through 3/31/12: 15.58 % Best Quarter: 27.25% (quarter ended 6/30/09) Worst Quarter: -27.05% (quarter ended 09/30/08)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A, C, R6 and I shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses. No performance information is provided for Class R6 shares as that class had not commenced operation as of the date of this Prospectus.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011 (including maximum sales charges)
Munder International Small-Cap Fund Prospectus | Munder International Small-Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.71%	[4]
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,082
5 Years	rr_ExpenseExampleYear05	1,474
10 Years	rr_ExpenseExampleYear10	2,570
1 Year	rr_ExpenseExampleNoRedemptionYear01	714
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,082
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,570
1 Year %	rr_AverageAnnualReturnYear01	(16.85%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(8.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | Munder International Small-Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	2.46%	[4]
1 Year	rr_ExpenseExampleYear01	349
3 Years	rr_ExpenseExampleYear03	834
5 Years	rr_ExpenseExampleYear05	1,445
10 Years	rr_ExpenseExampleYear10	3,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	834
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,445
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,096
1 Year %	rr_AverageAnnualReturnYear01	(13.47%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(8.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | Munder International Small-Cap Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[3],[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.23%	[4]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,541
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	401
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,541
Munder International Small-Cap Fund Prospectus | Munder International Small-Cap Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.46%	[4]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	515
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	2,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	515
5 Years	rr_ExpenseExampleNoRedemptionYear05	905
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,000
2008	rr_AnnualReturn2008	(53.56%)
2009	rr_AnnualReturn2009	37.08%
2010	rr_AnnualReturn2010	25.26%
2011	rr_AnnualReturn2011	(11.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD through 3/31/12:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.05%)
1 Year %	rr_AverageAnnualReturnYear01	(11.81%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(7.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | Munder International Small-Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[4]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.20%	[4]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	1,537
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	694
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,537
1 Year %	rr_AverageAnnualReturnYear01	(11.55%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(7.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | Return After Taxes on Distributions | Munder International Small-Cap Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(11.84%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(7.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | Return After Taxes on Distributions and Sale of Fund Shares | Munder International Small-Cap Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(7.21%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(6.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | S&P Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes) | Munder International Small-Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(14.49%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(5.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | S&P Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes) | Munder International Small-Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(14.49%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(5.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | S&P Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes) | Munder International Small-Cap Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(14.49%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(5.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007
Munder International Small-Cap Fund Prospectus | S&P Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes) | Munder International Small-Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(14.49%)
Since Inception %	rr_AverageAnnualReturnSinceInception	(5.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2007

[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	Before Waivers and/or Reimbursements
[4]	Pursuant to an Expense Limitation Agreement, MCM has agreed contractually through May 31, 2013 to waive a portion of the Management Fees so that the Fund pays a fee of 0.90% on all assets. In addition, MCM has agreed contractually through at least October 31, 2012 to waive or limit fees or to assume other expenses of Class A, C, Y and I shares of the Fund and through at least May 31, 2013 for Class R6 shares of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.71% for Class A shares, 2.46% for Class C shares, 1.46% for Class R6 shares, 1.46% for Class Y shares and 1.20% for Class I shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to MCM.
[5]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
[6]	Other Expenses and Total Annual Fund Operating Expenses for Class R6 shares are based on estimated expenses for the current year. For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.